ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

October 24, 2016	William M. Beaudoin T +1 617 854 2337 F +1 617 235 9923 William.Beaudoin@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	AMG Funds II
File Nos. 033-43089 and 811-06431

Ladies and Gentlemen:

On behalf of AMG Funds II (the “Trust”) and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, accompanying this letter for filing are exhibits containing an XBRL interactive data file relating to the supplement, filed with the Securities and Exchange Commission on September 30, 2016 under Rule 497(e) (SEC Accession No. 0001193125-16-726941), to the:

(i)	Prospectus and Statement of Additional Information for AMG Chicago Equity Partners Balanced Fund, each dated May 1, 2016, as supplemented July 28, 2016;

(ii)	Prospectus and Statement of Additional Information for AMG Managers High Yield Fund and AMG GW&K Enhanced Core Bond Fund, each dated May 1, 2016, as supplemented July 28, 2016; and

(iii)	Prospectus and Statement of Additional Information for AMG Managers Amundi Short Duration Government Fund (formerly AMG Managers Short Duration Government Fund) and AMG Managers Amundi Intermediate Government Fund (formerly AMG Managers Intermediate Duration Government Fund), each dated May 1, 2016, as supplemented July 28, 2016 and August 26, 2016.

The purpose of this filing is to submit an XBRL interactive data file in the manner provided by Rule 405 of Regulation S-T, General Instruction C.3.(g) of Form N-1A, and Rule 497(e).

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If you have any questions concerning this filing, please call me at (617) 854-2337.

Sincerely,

/s/ William M. Beaudoin
William M. Beaudoin